NONCONTROLLING INTEREST (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
NONCONTROLLING INTEREST
Ownership interest rate	99.67%	99.67%
Non-controlling interest rate	0.33%	0.33%